FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
FINANCING RECEIVABLES, NET
Schedule of financing receivables

	As of December 31,
	2023	2024
	RMB	RMB	US$
Financing receivables	87,493,512	16,339,718	2,238,532
Less: allowance for financing receivables	(57,971,477)	(10,654,622)	(1,459,677)
Total financing receivables, net	29,522,035	5,685,096	778,855

Schedule of aging of financing receivables principal

	As of December 31,
	2023	2024
	RMB	RMB	US$
Aging of financing receivables principal:
Current	—	—	—
1-30 days past due	725,481	151,676	20,780
31-60 days past due	4,855,149	330,761	45,314
61-90 days past due	12,799,478	2,339,039	320,447
91-120 days past due	22,550,528	3,926,692	537,955
121-150 days past due	23,294,975	4,729,843	647,986
151-180 days past due	23,267,901	4,861,707	666,050
	87,493,512	16,339,718	2,238,532

Schedule of movement for allowance for financing receivables

		As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at the beginning of the year	60,673,961	57,971,477	7,942,060
Adjustment due to the adoption of ASC 326	13,774,216	—	—
Reversal	(234,217,651)	(220,198,793)	(30,167,111)
Recovery	162,845,410	172,881,938	23,684,728
Balance at the end of the year – net basis	3,075,936	10,654,622	1,459,677
Adjustment to gross basis due to the adoption of ASC 326	54,895,541	—	—
Balance at the end of the year – gross basis	57,971,477	10,654,622	1,459,677